Interest and Other Income (Expense) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Components of Interest and Other Income [Abstract]
Interest income			$ 49	$ 158
Interest expense			(68)
Increase (decrease) in fair value of warrant assets			(130)
Decrease (increase) in fair value of warrant liability			(60)
Interest and other income (expense), net	$ (34)	$ 23	$ (209)	$ 158